DEPOSITS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
2017	$ 72,413
2018	23,129
2019	4,176
2020	3,052
2021 and thereafter	3,988
Total certificates of deposit	$ 106,758	$ 116,098